BNY Mellon Asset Allocation Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.9%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	250,000	228,077
The Boeing Company, Sr. Unscd. Notes(a)	6.53	5/1/2034	175,000	186,164
				414,241
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	202,005	193,704
Automobiles & Components — .0%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	150,000	130,760
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	150,000	152,737
Bank of America Corp., Jr. Sub. Notes, Ser. TT(b)	6.13	4/27/2027	350,000	358,573
Barclays PLC, Sr. Unscd. Notes	7.39	11/2/2028	260,000	276,729
Citigroup, Inc., Sub. Notes(c)	6.17	5/25/2034	330,000	345,599
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	300,000	306,183
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	215,000	219,602
Credit Agricole SA, Sr. Notes(a)	6.32	10/3/2029	200,000	209,272
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	315,000	329,273
HSBC Holdings PLC, Sr. Unscd. Notes(c)	6.25	3/9/2034	215,000	228,557
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II(b),(c)	4.00	4/1/2025	290,000	287,118
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000	286,748
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	260,000	260,263
Nordea Bank Abp, Jr. Sub. Notes(a),(b)	6.63	3/26/2026	255,000	256,697
Santander Holdings USA, Inc., Sr. Unscd. Notes	7.66	11/9/2031	200,000	222,092
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	300,000	317,054
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	300,000	332,387
				4,388,884
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	265,000	253,721
Consumer Discretionary — .1%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	210,000	198,722
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	275,000	248,261
				446,983
Diversified Financials — .4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	250,000	259,326
Aircastle Ltd., Sr. Unscd. Notes(a)	2.85	1/26/2028	355,000	332,655
Apollo Debt Solutions BDC, Sr. Unscd. Notes(a)	6.70	7/29/2031	200,000	207,498
Ares Capital Corp., Sr. Unscd. Notes(c)	2.88	6/15/2028	275,000	253,387
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	200,000	193,957
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	310,000	283,340
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	350,000	266,029
				1,796,192
Electronic Components — .0%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	205,000	191,411
Energy — .2%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	175,000	156,692
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	200,000	179,862
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	200,000	203,292

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.9% (continued)
Energy — .2% (continued)
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	125,000	128,966
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	170,000	169,993
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	185,000	184,250
				1,023,055
Food Products — .1%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	300,000	251,354
Foreign Governmental — .2%
CDP Financial, Inc., Gtd. Notes(a),(c)	4.88	6/5/2029	150,000	153,209
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	200,000	165,300
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	2.00	4/16/2031	200,000	172,304
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	4.63	4/10/2029	150,000	151,375
Province of British Columbia, Sr. Unscd. Notes	4.20	7/6/2033	100,000	97,671
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	160,000	156,899
				896,758
Health Care — .3%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	225,000	211,021
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	225,000	228,516
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	81,637
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	270,000	245,389
HCA, Inc., Gtd. Notes	5.45	9/15/2034	200,000	199,871
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	245,000	245,078
				1,211,512
Information Technology — .0%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	220,000	198,229
Insurance — .1%
MetLife, Inc., Jr. Sub. Bonds, Ser. G(b),(c)	3.85	9/15/2025	100,000	98,479
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	275,000	236,089
				334,568
Internet Software & Services — .1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	260,000	237,907
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	285,000	254,500
				492,407
Media — .0%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	150,000	153,604
Metals & Mining — .1%
Glencore Funding LLC, Gtd. Notes(a)	2.63	9/23/2031	225,000	194,023
Nucor Corp., Sr. Unscd. Notes(c)	3.13	4/1/2032	150,000	134,370
				328,393
Real Estate — .1%
Alexandria Real Estate Equities, Inc., Gtd. Notes(c)	2.95	3/15/2034	225,000	189,901
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	100,000	99,217
				289,118
Retailing — .0%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	210,000	173,000
Semiconductors & Semiconductor Equipment — .2%
Broadcom, Inc., Gtd. Notes(a)	2.45	2/15/2031	175,000	152,685
Broadcom, Inc., Sr. Unscd. Notes(a)	3.19	11/15/2036	225,000	185,052

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.9% (continued)
Semiconductors & Semiconductor Equipment — .2% (continued)
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	225,000	226,238
Intel Corp., Sr. Unscd. Notes(c)	5.60	2/21/2054	200,000	189,756
				753,731
Technology Hardware & Equipment — .0%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	200,000	153,003
Telecommunication Services — .2%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	385,000	339,458
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	200,000	204,192
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	320,000	238,949
				782,599
Transportation — .0%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	185,000	183,299
U.S. Government Agencies Collateralized Municipal-Backed Securities — .1%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	240,929	200,383
U.S. Government Agencies Mortgage-Backed — 3.1%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050(d)			188,964	142,623
2.00%, 8/1/2041-2/1/2052(d)			891,208	714,954
2.50%, 3/1/2042-12/1/2051(d)			602,473	519,013
3.00%, 11/1/2051-5/1/2052(d)			840,565	734,165
3.50%, 7/1/2047-11/1/2047(d)			690,116	635,858
4.00%, 1/1/2052(d)			305,028	286,000
5.00%, 11/1/2052-9/1/2054(d)			963,428	951,577
5.50%, 4/1/2054-9/1/2054(d)			1,209,843	1,212,863
6.00%, 9/1/2054(d)			326,100	330,494
Federal National Mortgage Association:
1.50%, 1/1/2042(d)			187,686	152,794
2.00%, 10/1/2050-4/1/2052(d)			1,638,428	1,326,318
2.50%, 6/1/2051-3/1/2052(d)			1,714,711	1,439,751
3.00%, 5/1/2052(d)			419,473	369,339
3.50%, 3/1/2048(d)			362,246	333,606
4.00%, 4/1/2052-9/1/2052(d)			719,119	673,800
4.50%, 10/1/2052(d)			235,762	227,559
5.50%, 5/1/2054-10/1/2054(d)			581,660	582,005
6.00%, 9/1/2054-11/1/2054(d)			557,833	565,143
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051			761,111	617,310
2.50%, 5/20/2051			384,492	321,444
3.00%, 6/20/2050-11/20/2051			526,431	466,593
3.50%, 1/20/2052-9/20/2053			462,260	423,121
4.00%, 2/20/2051-5/20/2051			225,527	209,605
4.50%, 7/20/2052			288,137	278,729
6.50%, 8/20/2054			297,699	302,989
7.00%, 8/20/2054			347,193	357,209
7.50%, 7/20/2054			245,109	253,414
				14,428,276
U.S. Treasury Securities — 4.4%
U.S. Treasury Bonds	3.00	8/15/2052	700,000	539,984

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.9% (continued)
U.S. Treasury Securities — 4.4% (continued)
U.S. Treasury Bonds	3.63	2/15/2053	585,000	509,978
U.S. Treasury Bonds	3.63	5/15/2053	825,000	719,941
U.S. Treasury Bonds	3.88	2/15/2043	930,000	862,648
U.S. Treasury Bonds	4.00	11/15/2052	755,000	704,126
U.S. Treasury Bonds	4.13	8/15/2053	415,000	396,058
U.S. Treasury Bonds	4.75	11/15/2053	310,000	328,122
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.38	1/15/2027	254,528	246,882
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.50	1/15/2028	396,257	380,801
U.S. Treasury Notes	0.50	8/31/2027	130,000	117,889
U.S. Treasury Notes	1.25	11/30/2026	195,000	184,153
U.S. Treasury Notes(c)	2.38	5/15/2027	855,000	820,065
U.S. Treasury Notes	2.88	4/30/2029	465,000	442,050
U.S. Treasury Notes	3.25	6/30/2029	900,000	868,148
U.S. Treasury Notes	3.25	6/30/2027	100,000	97,887
U.S. Treasury Notes(c)	3.38	9/15/2027	225,000	220,667
U.S. Treasury Notes	3.50	1/31/2028	345,000	338,713
U.S. Treasury Notes	3.63	3/31/2030	690,000	674,273
U.S. Treasury Notes	3.75	8/31/2026	175,000	173,606
U.S. Treasury Notes(c)	3.75	8/31/2031	180,000	175,961
U.S. Treasury Notes	3.88	12/31/2027	555,000	551,304
U.S. Treasury Notes(c)	3.88	8/15/2034	1,000,000	974,609
U.S. Treasury Notes	4.00	2/29/2028	90,000	89,675
U.S. Treasury Notes	4.00	7/31/2030	515,000	512,053
U.S. Treasury Notes	4.00	2/15/2034	5,000	4,926
U.S. Treasury Notes(c)	4.13	8/31/2030	975,000	975,095
U.S. Treasury Notes(c)	4.13	7/31/2031	875,000	874,692
U.S. Treasury Notes	4.13	10/31/2031	675,000	674,789
U.S. Treasury Notes	4.13	11/30/2029	670,000	671,492
U.S. Treasury Notes(c)	4.25	11/15/2034	155,000	155,714
U.S. Treasury Notes	4.38	8/31/2028	310,000	312,658
U.S. Treasury Notes	4.38	11/30/2028	45,000	45,433
U.S. Treasury Notes	4.38	5/15/2034	1,840,000	1,865,444
U.S. Treasury Notes(c)	4.50	11/15/2025	305,000	305,369
U.S. Treasury Notes	4.50	11/15/2033	840,000	859,458
U.S. Treasury Notes	4.50	5/31/2029	30,000	30,496
U.S. Treasury Notes(c)	4.50	4/15/2027	525,000	529,091
U.S. Treasury Notes	4.63	6/30/2025	200,000	200,234
U.S. Treasury Notes	4.63	2/28/2026	155,000	155,575
U.S. Treasury Notes	4.63	4/30/2031	90,000	92,498
U.S. Treasury Notes	4.63	5/31/2031	860,000	883,936
U.S. Treasury Notes	4.88	10/31/2028	135,000	138,662
U.S. Treasury Notes	5.00	8/31/2025	677,000	679,654
				20,384,809

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 10.9% (continued)
Utilities — .0%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	150,000	153,309
Total Bonds and Notes (cost $52,028,851)				50,207,303

	Shares
Common Stocks — 41.6%
Advertising — .1%
Omnicom Group, Inc.	1,684	176,517
The Interpublic Group of Companies, Inc.	3,330	102,597
		279,114
Aerospace & Defense — .7%
General Electric Co.	3,979	724,814
Howmet Aerospace, Inc.	2,945	348,629
L3Harris Technologies, Inc.	343	84,464
Lockheed Martin Corp.	1,037	548,998
Northrop Grumman Corp.	565	276,652
RTX Corp.	5,037	613,658
The Boeing Company (f)	2,672	415,336
TransDigm Group, Inc.	276	345,820
		3,358,371
Agriculture — .3%
Altria Group, Inc.	4,151	239,679
Archer-Daniels-Midland Co.	960	52,416
Philip Morris International, Inc.	6,633	882,587
		1,174,682
Airlines — .1%
Delta Air Lines, Inc.	4,315	275,383
Southwest Airlines Co.	950	30,742
		306,125
Automobiles & Components — .9%
BorgWarner, Inc.	2,915	100,043
Ford Motor Co.	21,965	244,471
General Motors Co.	4,460	247,931
Tesla, Inc. (f)	10,488	3,620,038
		4,212,483
Banks — 1.6%
Bank of America Corp.	33,873	1,609,306
Citigroup, Inc.	5,706	404,384
Citizens Financial Group, Inc.	3,840	184,858
Fifth Third Bancorp	3,550	170,613
Huntington Bancshares, Inc.	9,345	168,304
JPMorgan Chase & Co.	10,408	2,599,086
KeyCorp	8,410	163,827
M&T Bank Corp.	826	181,712
Regions Financial Corp.	10,120	275,871
The PNC Financial Services Group, Inc.	1,572	337,540

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Banks — 1.6% (continued)
Truist Financial Corp.	2,433	116,005
Wells Fargo & Co.	11,614	884,638
		7,096,144
Beverage Products — .5%
Constellation Brands, Inc., Cl. A	334	80,477
Molson Coors Beverage Co., Cl. B	1,940	120,396
Monster Beverage Corp. (f)	6,098	336,183
PepsiCo, Inc.	5,055	826,240
The Coca-Cola Company	13,263	849,893
		2,213,189
Building Materials — .2%
Carrier Global Corp.	4,255	329,209
Johnson Controls International PLC	3,197	268,101
Trane Technologies PLC	1,259	524,021
		1,121,331
Chemicals — .6%
Air Products and Chemicals, Inc.	670	224,001
Albemarle Corp.	643	69,251
CF Industries Holdings, Inc.	995	89,212
Dow, Inc.	1,505	66,536
DuPont de Nemours, Inc.	1,870	156,313
Eastman Chemical Co.	1,808	189,334
Ecolab, Inc.	830	206,479
FMC Corp.	1,715	101,339
Linde PLC	1,840	848,221
LyondellBasell Industries NV, Cl. A	1,555	129,594
PPG Industries, Inc.	818	101,735
The Mosaic Company	2,685	71,045
The Sherwin-Williams Company	822	326,663
Vulcan Materials Co.	554	159,624
		2,739,347
Commercial & Professional Services — .5%
Automatic Data Processing, Inc.	1,848	567,207
Cintas Corp.	1,917	432,839
Corpay, Inc. (f)	117	44,598
Equifax, Inc.	780	204,017
S&P Global, Inc.	1,740	909,167
		2,157,828
Consumer Discretionary — .6%
Caesars Entertainment, Inc. (f)	955	36,758
Carnival Corp. (f)	7,485	190,344
Chipotle Mexican Grill, Inc. (f)	5,820	358,046
D.R. Horton, Inc.	1,904	321,357
Darden Restaurants, Inc.	1,035	182,439
Hasbro, Inc.	2,010	130,951
Hilton Worldwide Holdings, Inc.	1,183	299,820
Lennar Corp., Cl. A	1,555	271,176
Marriott International, Inc., Cl. A	1,164	336,501
MGM Resorts International (f)	2,765	106,010

Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Consumer Discretionary — .6% (continued)
Norwegian Cruise Line Holdings Ltd. (f)	240	6,454
Royal Caribbean Cruises Ltd.	934	227,952
Starbucks Corp.	2,943	301,540
Yum! Brands, Inc.	1,031	143,247
		2,912,595
Consumer Durables & Apparel — .1%
NIKE, Inc., Cl. B	4,931	388,415
Tapestry, Inc.	3,720	231,682
		620,097
Consumer Staples — .5%
Church & Dwight Co., Inc.	1,185	130,504
Colgate-Palmolive Co.	2,469	238,579
Kenvue, Inc.	14,220	342,418
The Estee Lauder Companies, Inc., Cl. A	1,350	97,362
The Procter & Gamble Company	8,716	1,562,430
		2,371,293
Diversified Financials — 2.0%
American Express Co.	3,584	1,091,973
Blackrock, Inc.	559	571,745
Capital One Financial Corp.	1,485	285,135
Cboe Global Markets, Inc.	383	82,671
CME Group, Inc.	1,199	285,362
Discover Financial Services	1,739	317,246
Intercontinental Exchange, Inc.	2,094	337,050
Invesco Ltd.	7,860	142,187
Mastercard, Inc., Cl. A	2,975	1,585,497
Moody’s Corp.	732	365,985
Morgan Stanley	5,545	729,777
Northern Trust Corp.	286	31,792
State Street Corp.	2,035	200,468
T. Rowe Price Group, Inc.	761	94,242
The Charles Schwab Corp.	4,325	357,937
The Goldman Sachs Group, Inc.	1,398	850,781
Visa, Inc., Cl. A	6,316	1,990,045
		9,319,893
Electronic Components — .8%
AMETEK, Inc.	1,242	241,420
Amphenol Corp., Cl. A	5,927	430,597
Eaton Corp. PLC	1,629	611,559
Emerson Electric Co.	2,695	357,357
Fastenal Co.	3,080	257,365
Generac Holdings, Inc. (f)	364	68,505
Honeywell International, Inc.	1,707	397,611
PACCAR, Inc.	3,452	403,884
Quanta Services, Inc.	1,594	549,165
United Rentals, Inc.	543	470,238
		3,787,701
Energy — 1.4%
Baker Hughes Co.	3,475	152,726

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Energy — 1.4% (continued)
Chevron Corp.	4,639	751,193
ConocoPhillips	8,227	891,316
Coterra Energy, Inc.	3,370	90,046
Devon Energy Corp.	1,490	56,546
Diamondback Energy, Inc.	1,556	276,330
Enphase Energy, Inc. (f)	906	64,643
EOG Resources, Inc.	3,697	492,662
EQT Corp.	1,395	63,389
Exxon Mobil Corp.	13,979	1,648,963
Halliburton Co.	4,095	130,467
Hess Corp.	1,695	249,470
Kinder Morgan, Inc.	5,167	146,071
Marathon Petroleum Corp.	1,594	248,903
Occidental Petroleum Corp.	2,790	141,118
ONEOK, Inc.	1,945	220,952
Phillips 66	1,454	194,807
Schlumberger NV	6,215	273,087
The Williams Companies, Inc.	3,835	224,424
Valero Energy Corp.	1,295	180,109
		6,497,222
Environmental Control — .1%
Veralto Corp.	1,104	119,442
Waste Management, Inc.	1,414	322,703
		442,145
Financials — .1%
Blackstone, Inc.	1,705	325,808
KKR & Co., Inc.	1,002	163,196
		489,004
Food & Staples Retailing — .8%
Costco Wholesale Corp.	1,690	1,642,477
Sysco Corp.	1,080	83,279
The Kroger Company	3,245	198,205
Walmart, Inc.	18,337	1,696,172
		3,620,133
Food Products — .3%
General Mills, Inc.	3,465	229,591
Lamb Weston Holdings, Inc.	1,085	83,805
Mondelez International, Inc., Cl. A	5,375	349,106
The Hershey Company	673	118,536
The J.M. Smucker Company	1,981	233,342
The Kraft Heinz Company	4,300	137,471
		1,151,851
Forest Products & Paper — .0%
International Paper Co.	3,020	177,667
Health Care — 4.4%
Abbott Laboratories	6,337	752,645
AbbVie, Inc.	6,518	1,192,338
Agilent Technologies, Inc.	2,619	361,343
Amgen, Inc.	2,348	664,179

Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Health Care — 4.4% (continued)
Becton, Dickinson and Co.	554	122,933
Boston Scientific Corp. (f)	6,480	587,477
Bristol-Myers Squibb Co.	6,760	400,327
Cardinal Health, Inc.	2,529	309,145
Corteva, Inc.	2,548	158,588
Danaher Corp.	3,269	783,547
Edwards Lifesciences Corp. (f)	1,406	100,318
Elevance Health, Inc.	863	351,206
Eli Lilly & Co.	3,021	2,402,752
GE HealthCare Technologies, Inc.	1,660	138,145
Gilead Sciences, Inc.	3,740	346,249
HCA Healthcare, Inc.	1,036	339,000
Hologic, Inc. (f)	900	71,550
IDEXX Laboratories, Inc. (f)	591	249,254
Insulet Corp. (f)	913	243,570
Intuitive Surgical, Inc. (f)	1,379	747,418
IQVIA Holdings, Inc. (f)	310	62,260
Johnson & Johnson	10,979	1,701,855
Labcorp Holdings, Inc.	590	142,284
McKesson Corp.	555	348,818
Medtronic PLC	3,443	297,957
Merck & Co., Inc.	8,791	893,517
Molina Healthcare, Inc. (f)	193	57,495
Pfizer, Inc.	24,791	649,772
Quest Diagnostics, Inc.	736	119,718
Regeneron Pharmaceuticals, Inc. (f)	411	308,340
ResMed, Inc.	559	139,202
STERIS PLC	574	125,740
Stryker Corp.	1,491	584,696
The Cigna Group	1,087	367,189
The Cooper Companies, Inc. (f)	821	85,762
Thermo Fisher Scientific, Inc.	1,814	960,749
UnitedHealth Group, Inc.	3,559	2,171,702
Vertex Pharmaceuticals, Inc. (f)	1,051	492,005
Waters Corp. (f)	308	118,494
West Pharmaceutical Services, Inc.	136	44,292
Zoetis, Inc.	2,199	385,375
		20,379,206
Household & Personal Products — .0%
Kimberly-Clark Corp.	1,191	165,966
The Clorox Company	186	31,093
		197,059
Industrial — .9%
Caterpillar, Inc.	1,781	723,282
Copart, Inc. (f)	4,431	280,881
Deere & Co.	1,198	558,148
Dover Corp.	1,005	206,930
GE Vernova, Inc. (f)	1,270	424,333
Huntington Ingalls Industries, Inc.	308	60,959

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Industrial — .9% (continued)
Illinois Tool Works, Inc.	259	71,878
Ingersoll Rand, Inc.	2,390	248,966
Otis Worldwide Corp.	1,200	123,576
Parker-Hannifin Corp.	661	464,617
Rockwell Automation, Inc.	702	207,188
Snap-on, Inc.	695	256,935
Teledyne Technologies, Inc. (f)	201	97,537
Textron, Inc.	1,510	129,301
Westinghouse Air Brake Technologies Corp.	861	172,734
		4,027,265
Information Technology — 4.7%
Adobe, Inc. (f)	1,722	888,431
Autodesk, Inc. (f)	805	234,979
Cadence Design Systems, Inc. (f)	1,958	600,734
Cognizant Technology Solutions Corp., Cl. A	1,975	158,968
eBay, Inc.	2,592	164,048
Electronic Arts, Inc.	452	73,979
Fidelity National Information Services, Inc.	2,845	242,678
Fiserv, Inc. (f)	2,433	537,596
International Business Machines Corp.	2,474	562,612
Intuit, Inc.	1,194	766,226
Microsoft Corp.	28,762	12,179,556
MSCI, Inc.	457	278,601
Oracle Corp.	5,936	1,097,210
Palantir Technologies, Inc., Cl. A (f)	5,825	390,741
Paychex, Inc.	1,694	247,781
Paycom Software, Inc.	1,274	295,466
PayPal Holdings, Inc. (f)	2,975	258,141
Roper Technologies, Inc.	288	163,135
Salesforce, Inc.	3,109	1,025,939
ServiceNow, Inc. (f)	636	667,444
Synopsys, Inc. (f)	567	316,664
TE Connectivity Ltd.	1,413	213,533
		21,364,462
Insurance — 1.6%
Aflac, Inc.	3,286	374,604
American International Group, Inc.	4,335	333,275
Aon PLC, Cl. A	557	218,088
Berkshire Hathaway, Inc., Cl. B (f)	6,399	3,090,845
Chubb Ltd.	1,249	360,624
Cincinnati Financial Corp.	1,084	173,256
Globe Life, Inc.	516	57,400
Marsh & McLennan Cos., Inc.	1,508	351,711
MetLife, Inc.	2,120	187,047
Prudential Financial, Inc.	2,344	303,337
The Allstate Corp.	1,611	334,105
The Progressive Corp.	4,035	1,084,931

Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Insurance — 1.6% (continued)
The Travelers Companies, Inc.	1,281	340,797
Willis Towers Watson PLC	636	204,792
		7,414,812
Internet Software & Services — 4.4%
Airbnb, Inc., Cl. A (f)	583	79,352
Alphabet, Inc., Cl. A	21,277	3,594,749
Alphabet, Inc., Cl. C	20,816	3,548,920
Amazon.com, Inc. (f)	34,504	7,173,037
Booking Holdings, Inc.	139	723,075
Match Group, Inc. (f)	1,525	49,928
Meta Platforms, Inc., Cl. A	8,357	4,799,592
Uber Technologies, Inc. (f)	5,855	421,326
		20,389,979
Materials — .0%
Smurfit WestRock PLC	2,575	141,677
Media — .7%
Charter Communications, Inc., Cl. A (f)	472	187,367
Comcast Corp., Cl. A	9,441	407,757
Fox Corp., Cl. A	1,830	86,230
Live Nation Entertainment, Inc. (f)	1,059	146,407
Netflix, Inc. (f)	1,780	1,578,522
News Corporation, Cl. A	6,095	178,888
The Walt Disney Company	4,323	507,823
Warner Bros Discovery, Inc. (f)	18,805	197,076
		3,290,070
Metals & Mining — .1%
Freeport-McMoRan, Inc.	5,580	246,636
Nucor Corp.	1,132	175,109
		421,745
Real Estate — 1.0%
American Tower Corp. (g)	1,915	400,235
AvalonBay Communities, Inc. (g)	596	140,269
CBRE Group, Inc., Cl. A (f)	1,748	244,703
Crown Castle, Inc. (g)	2,300	244,375
Digital Realty Trust, Inc. (g)	1,377	269,465
Equinix, Inc. (g)	325	318,981
Essex Property Trust, Inc. (g)	466	144,674
Extra Space Storage, Inc. (g)	720	123,091
Federal Realty Investment Trust (g)	1,167	136,131
Healthpeak Properties, Inc. (g)	2,365	52,006
Invitation Homes, Inc. (g)	2,780	95,215
Iron Mountain, Inc. (g)	2,778	343,555
Prologis, Inc. (g)	2,538	296,388
Public Storage (g)	1,161	404,086
Regency Centers Corp. (g)	2,015	152,314
SBA Communications Corp. (g)	621	140,501
Simon Property Group, Inc. (g)	1,975	362,610
UDR, Inc. (g)	3,205	146,981

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Real Estate — 1.0% (continued)
Welltower, Inc. (g)	2,138	295,429
Weyerhaeuser Co. (g)	2,070	66,778
		4,377,787
Retailing — 1.1%
AutoZone, Inc. (f)	111	351,819
Dollar General Corp.	1,430	110,496
Domino’s Pizza, Inc.	163	77,619
Lowe’s Cos., Inc.	2,486	677,261
Lululemon Athletica, Inc. (f)	353	113,193
McDonald’s Corp.	2,521	746,241
O’Reilly Automotive, Inc. (f)	297	369,236
Target Corp.	1,750	231,543
The Home Depot, Inc.	3,689	1,583,061
The TJX Companies, Inc.	4,195	527,270
Tractor Supply Co.	844	239,417
		5,027,156
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc. (f)	6,268	859,813
Analog Devices, Inc.	2,137	465,973
Applied Materials, Inc.	3,453	603,274
Broadcom, Inc.	16,627	2,694,904
First Solar, Inc. (f)	473	94,255
Intel Corp.	288	6,926
KLA Corp.	785	507,919
Lam Research Corp.	5,163	381,442
Microchip Technology, Inc.	2,831	192,989
Micron Technology, Inc.	4,022	393,955
Monolithic Power Systems, Inc.	177	100,472
NVIDIA Corp.	93,744	12,960,108
NXP Semiconductors NV	848	194,506
ON Semiconductor Corp. (f)	2,030	144,374
Skyworks Solutions, Inc.	765	67,006
Teradyne, Inc.	391	43,010
Texas Instruments, Inc.	3,149	633,043
		20,343,969
Technology Hardware & Equipment — 4.0%
Accenture PLC, Cl. A	3,165	1,146,901
Apple, Inc.	56,289	13,359,068
Corning, Inc.	3,110	151,364
CrowdStrike Holdings, Inc., Cl. A (f)	529	183,018
Dell Technologies, Inc., Cl. C	785	100,158
EPAM Systems, Inc. (f)	262	63,907
F5, Inc. (f)	469	117,414
Fortinet, Inc. (f)	4,590	436,280
Hewlett Packard Enterprise Co.	5,565	118,089
HP, Inc.	4,271	151,322
Juniper Networks, Inc.	5,030	180,678
Keysight Technologies, Inc. (f)	979	167,252
Leidos Holdings, Inc.	1,529	252,897

Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Technology Hardware & Equipment — 4.0% (continued)
Motorola Solutions, Inc.	434	216,870
Palo Alto Networks, Inc. (f)	1,120	434,358
QUALCOMM, Inc.	4,982	789,796
Seagate Technology Holdings PLC	1,301	131,830
Western Digital Corp. (f)	1,705	124,448
		18,125,650
Telecommunication Services — .7%
Arista Networks, Inc. (f)	1,373	557,191
AT&T, Inc.	22,110	512,068
Cisco Systems, Inc.	10,850	642,428
T-Mobile US, Inc.	2,604	643,032
Verizon Communications, Inc.	15,968	708,021
		3,062,740
Transportation — .4%
C.H. Robinson Worldwide, Inc.	937	98,928
CSX Corp.	3,083	112,684
FedEx Corp.	1,018	308,118
Norfolk Southern Corp.	1,446	398,879
Union Pacific Corp.	3,085	754,776
United Parcel Service, Inc., Cl. B	2,661	361,151
		2,034,536
Utilities — 1.0%
American Electric Power Co., Inc.	1,016	101,458
American Water Works Co., Inc.	1,724	236,085
CenterPoint Energy, Inc.	5,400	176,148
Consolidated Edison, Inc.	3,469	348,947
Constellation Energy Corp.	1,725	442,566
Dominion Energy, Inc.	5,525	324,594
DTE Energy Co.	1,162	146,156
Duke Energy Corp.	1,358	158,954
Edison International	3,215	282,116
Entergy Corp.	327	51,068
Evergy, Inc.	5,090	328,967
Exelon Corp.	6,870	271,777
FirstEnergy Corp.	4,490	191,049
NextEra Energy, Inc.	7,492	589,396
NiSource, Inc.	3,610	137,505
Pinnacle West Capital Corp.	1,925	180,372

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 41.6% (continued)
Utilities — 1.0% (continued)
Public Service Enterprise Group, Inc.	2,990	281,957
Xcel Energy, Inc.	3,045	220,945
		4,470,060
Total Common Stocks (cost $69,457,986)		191,116,388

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
Abiomed, Inc., expiring 12/31/2049(h) (cost $0)	390	453

	1-Day Yield (%)	Shares
Investment Companies — 47.6%
Registered Investment Companies — 47.6%
BNY Mellon Corporate Bond Fund, Cl. M(i)		1,558,373	19,167,984
BNY Mellon Emerging Markets Fund, Cl. M(i)		937,338	9,588,970
BNY Mellon Floating Rate Income Fund, Cl. Y(i)		873,744	9,777,197
BNY Mellon Global Real Estate Securities Fund, Cl. Y(i)		1,037,920	9,227,108
BNY Mellon High Yield Fund, Cl. I(i)		2,915,506	15,860,352
BNY Mellon Intermediate Bond Fund, Cl. M(i)		1,794,386	21,371,139
BNY Mellon International Equity Fund, Cl. Y(i)		1,449,570	31,499,156
BNY Mellon International Fund, Cl. M(i)		20,947	299,752
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M(i)		2,015,199	39,074,721
BNY Mellon Research Growth Fund, Inc., Cl. Y(f),(i)		1,444,340	30,677,787
BNY Mellon Short-Term U.S. Government Securities Fund, Cl. M(i)		630,400	6,991,133
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(i)		929,966	21,956,497
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i)	4.67	3,351,284	3,351,284
Total Investment Companies (cost $194,626,014)			218,843,080
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $1,312,100)	4.67	1,312,100	1,312,100
Total Investments (cost $317,424,951)		100.4%	461,479,324
Liabilities, Less Cash and Receivables		(0.4%)	(1,903,570)
Net Assets		100.0%	459,575,754

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $2,909,526 or 0.6% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $6,911,641 and the value of the collateral was
$7,097,755, consisting of cash collateral of $1,312,100 and U.S. Government & Agency securities valued at $5,785,655.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Non-income producing security.
(g)	Investment in real estate investment trust within the United States.
(h)	The fund held Level 3 securities at November 30, 2024. These securities were valued at $453 or .0% of net assets.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Asset Allocation Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	191,116,388	—	—	191,116,388
Corporate Bonds and Notes	—	14,297,077	—	14,297,077
Foreign Governmental	—	896,758	—	896,758
Rights	—	—	453	453
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	200,383	—	200,383
U.S. Government Agencies Mortgage-Backed	—	14,428,276	—	14,428,276
U.S. Treasury Securities	—	20,384,809	—	20,384,809
Investment Companies	220,155,180	—	—	220,155,180

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $144,054,373, consisting of $150,172,834 gross unrealized appreciation and $6,118,461 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.